Nature of Organization and Operations - Additional Information (Detail) - IPO [Member] - USD ($) $ / shares in Units, $ in Millions	Dec. 13, 2017	Nov. 13, 2017
Nature of Organization and Operations [Line Items]
Number of additional shares issued and sold	981,107	10,714,000
Public offering price of common stock	$ 14.00	$ 14.00
Proceeds from initial offering after deducting underwriting discounts and commissions	$ 12.8	$ 137.2
Underwriting discounts and commissions	$ 1.0	10.5
Initial public offering costs		$ 2.3